Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (675,729)	$ (400,633)
Property and equipment net	5,877,224	5,867,154
Land and buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	6,537,619	6,209,058
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	15,334	8,409
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross		$ 50,320